UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 05802 )

Exact name of registrant as specified in charter: Putnam Pennsylvania Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2007

Date of reporting period: August 31, 2006

Item 1. Schedule of Investments:

Putnam Pennsylvania Tax Exempt Income Fund

The fund's portfolio
8/31/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
CIFG -- CIFG Insurance
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
Radian Insd. -- Radian Group Insured
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (98.6%)(a)

	Rating (RAT)	Principal amount	Value

Pennsylvania (90.7%)
Allegheny Cnty., G.O. Bonds, Ser. C-56, FSA, 4 1/2s,
10/1/06	Aaa	$5,000,000	$5,002,850
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds,
Ser. A, 5s, 2/15/16	Baa3	1,270,000	1,326,325
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(Children's Hosp.), MBIA, 5 3/8s, 7/1/17 (Prerefunded)	Aaa	2,450,000	2,702,620
Allegheny Cnty., Hosp. Dev. Auth. VRDN (Hlth. Ctr.
Presbyterian), Ser. D, MBIA, 3.45s, 3/1/20 (SEG)	VMIG1	1,100,000	1,100,000
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env.
Impt. - USX Corp.)
6s, 1/15/14	Baa1	2,555,000	2,624,700
Ser. A, 5.6s, 9/1/30	Baa1	500,000	520,930
Allegheny Cnty., Redev. Auth. Tax Increment Rev. Bonds
(Waterfront), Ser. B, 6.4s, 12/15/18	A-/F	1,200,000	1,303,932
Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds, MBIA
5 1/2s, 12/1/30 (Prerefunded)	Aaa	1,695,000	1,828,719
5 1/2s, 12/1/30	Aaa	305,000	325,347
Beaver Cnty., Indl. Dev. Auth. Poll. Control Mandatory
Put Bonds (Cleveland Elec.), 3 3/4s, 10/1/08	Baa2	1,250,000	1,246,275
Berks Cnty., Muni. Auth. Rev. Bonds (Albright
College), 5 3/8s, 10/1/28	Baa3	735,000	758,013
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds
(Pennswood Village), 6s, 10/1/34	BBB+	1,000,000	1,065,650
AMBAC, 5 1/2s, 9/15/17	Aaa	1,000,000	1,069,540
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 5.4s, 1/1/15	BB/P	240,000	244,056
Bucks Cnty., Indl. Dev. Auth. Solid Waste Mandatory
Put Bonds (Waste Mgmt., Inc.), 4.9s, 12/1/08	BBB	2,250,000	2,260,800
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	1,555,000	1,628,816
Central Bucks, School Dist. G.O. Bonds, FGIC, 5 1/2s,
5/15/16	Aaa	3,000,000	3,274,680
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.), 7 5/8s, 7/1/34	BB-/P	500,000	562,205
College Twp., Indl. Dev. Auth. Rev. Bonds (Nittany
Valley Rehab. Hosp.), 7 5/8s, 11/1/07 (Prerefunded)	AAA/P	200,000	205,236
Dauphin Cnty., G.O. Bonds, AMBAC, 5.1s, 11/15/18
(Prerefunded)	Aaa	1,010,000	1,073,913
Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds
(Dauphin Cons. Wtr. Supply), Ser. A, 6.9s, 6/1/24	A3	1,000,000	1,265,440
Delaware Cnty. G.O. Bonds, 5s, 10/1/17	Aa2	3,325,000	3,588,872
Delaware Cnty., College Auth. Rev. Bonds
(Haverford College), 5 3/4s, 11/15/25	AA	1,000,000	1,080,550
(Neumann College), 5 1/8s, 10/1/11	BBB-	1,855,000	1,887,759
Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev.
Bonds, Ser. A, 6.1s, 7/1/13	BB+	1,200,000	1,250,340
Delaware River Joint Toll Bridge Rev. Bonds, 5 1/4s,
7/1/20 (Prerefunded)	A2	1,130,000	1,229,677
Delaware Valley, Regl. Fin. Auth. Rev. Bonds, Ser. B,
AMBAC, 5.7s, 7/1/27	Aaa	3,000,000	3,509,910
Economy, Muni. Auth. Swr. Rev. Bonds, FSA, 5s, 12/15/28	AAA	2,755,000	2,903,605
Erie, Swr. Auth. Rev. Bonds, Ser. B, AMBAC, 5 1/8s,
6/1/20 (Prerefunded)	Aaa	2,500,000	2,744,025
Erie-Western PA Port Auth. Rev. Bonds, 6 1/4s, 6/15/10	BB+/F	610,000	625,372
Exeter Twp., School Dist. G.O. Bonds, FGIC, 5s, 5/15/23	Aaa	1,000,000	1,052,330
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.),
5 1/2s, 3/15/26	A+	1,500,000	1,595,970
Lancaster, Higher Ed. Auth. Rev. Bonds (Franklin &
Marshall College), Ser. A, 5 1/4s, 4/15/14	A1	1,000,000	1,076,730
Langhorne Manor Boro., Higher Edl. & Hlth. Auth. Rev.
Bonds (Woods Svcs.), Radian Insd., 5.1s, 11/15/21	AA	1,285,000	1,335,937
Latrobe, Indl. Dev. Auth. Rev. Bonds (St. Vincent
College), 5.7s, 5/1/31	Baa1	1,500,000	1,586,910
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network)
Ser. A, 5 1/4s, 7/1/32	A1	2,750,000	2,868,663

FSA, 5 1/4s, 7/1/16	Aaa	1,950,000	2,089,601
Lehigh Cnty., Indl. Dev. Auth. Poll. Control Rev.
Bonds (PPL Elec. Util. Corp.), FGIC, 4.7s, 9/1/29	Aaa	2,000,000	2,044,940
Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(Montenay Resource Recvy.), Ser. A, MBIA, 5 1/4s,
11/1/14	Aaa	2,175,000	2,400,635
Nazareth, Area School Dist. G.O. Bonds, Ser. A, FSA
5s, 2/15/29	Aaa	1,600,000	1,682,336
5s, 2/15/28	Aaa	1,525,000	1,604,514
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BB-	450,000	450,369
Northeastern York, School Dist. G.O. Bonds, XLCA, 5s,
3/1/21	AAA	1,035,000	1,108,071
PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A ,
6 1/4s, 11/1/31	A3	1,000,000	1,081,660
PA Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds
(Procter & Gamble Paper), 5 3/8s, 3/1/31	Aa3	1,000,000	1,127,440
PA Hsg. Fin. Agcy. Rev. Bonds (Single Family Mtge.),
Ser. 88A
4.15s, 10/1/14	AA+	420,000	419,420
4.15s, 4/1/14	AA+	420,000	419,450
4.05s, 10/1/13	AA+	850,000	849,465
4.05s, 4/1/13	AA+	380,000	379,772
3.9s, 10/1/12	AA+	810,000	808,250
3.9s, 4/1/12	AA+	790,000	788,412
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A, 6.6s, 1/1/19	B+	1,600,000	1,600,224
PA State Higher Edl. Fac. Auth. G.O. Bonds
(Allegheny), Ser. B, 6 1/8s, 11/1/13	A-	225,000	225,340
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Drexel U.), 5 1/2s, 5/1/12	A+	3,000,000	3,195,810
(Widener U.), 5 1/4s, 7/15/24	BBB+	1,000,000	1,045,580
(Assn. Indpt. Colleges U. Fin.), FGIC, 5s, 11/1/24	Aaa	1,250,000	1,317,313
(Philadelphia College of Osteopathic Med.), 5s, 12/1/15	A	1,485,000	1,580,842
(Philadelphia College of Osteopathic Med.), 5s, 12/1/10	A	1,155,000	1,195,425
PA State Pub. School Bldg. Auth. Rev. Bonds
(Philadelphia School Dist.), FSA, 5 1/4s, 6/1/25	Aaa	3,000,000	3,201,090
(Career Inst. of Tech.), FGIC, 5s, 11/15/28	Aaa	1,000,000	1,056,200
(Northhampton Cnty.), Ser. B, AMBAC, 5s, 9/1/24	AAA	3,280,000	3,463,286
PA State Tpk. Comm. Rev. Bonds, Ser. A, AMBAC, 5s,
12/1/34	Aaa	2,055,000	2,152,304
PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser.
B, MBIA, 5s, 12/1/24	AAA	1,000,000	1,051,320
Pennsbury, School Dist. G.O. Bonds, FSA, 5s, 8/1/25	Aaa	2,000,000	2,109,340
Philadelphia, G.O. Bonds, CIFG, 5s, 8/1/23	Aaa	1,980,000	2,107,175
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, Ser. B,
FSA, 5 1/4s, 10/1/11	Aaa	1,690,000	1,814,063
Philadelphia, Auth. for Indl. Dev. VRDN (Fox Chase
Cancer Ctr.), 3.60s, 7/1/25	A-1+	4,400,000	4,400,000
Philadelphia, Gas Wks. Rev. Bonds
Ser. 2nd, FSA, 5 1/2s, 7/1/16 (Prerefunded)	Aaa	2,600,000	2,756,858
Ser. 3rd, FSA, 5 1/8s, 8/1/31 (Prerefunded)	Aaa	2,000,000	2,134,040
Ser. A-1, FSA, 5s, 9/1/26	Aaa	2,000,000	2,086,900
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18
(In default) (NON)	Ca	2,429,365	2,429
(Graduate Hlth. Syst. Oblig. Group), 6 5/8s, 7/1/21
(In default) (NON)	Ca	717,891	718
(Jeanes Hlth. Syst.), 6.6s, 7/1/10 (Prerefunded)	Aaa	1,135,000	1,202,567
(Cmnty. College of Philadelphia), AMBAC, 5 1/2s, 5/1/18	Aaa	1,585,000	1,697,678
Philadelphia, School Dist. G.O. Bonds
Ser. C, MBIA, 5 3/4s, 3/1/29 (Prerefunded)	Aaa	8,250,000	8,815,037
Ser. B, FGIC, 5 5/8s, 8/1/21 (Prerefunded)	Aaa	3,000,000	3,308,610
Ser. A, AMBAC, 5s, 8/1/22	Aaa	1,000,000	1,057,350
Philadelphia, Wtr. & Waste Wtr. Rev. Bonds
MBIA, 6 1/4s, 8/1/08	Aaa	4,000,000	4,191,600
Ser. A, FSA, 5s, 7/1/24	Aaa	1,000,000	1,056,890
Pittsburgh, G.O. Bonds, AMBAC, 5 1/2s, 9/1/14
(Prerefunded)	Aaa	2,160,000	2,200,867
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A, 5 7/8s, 12/1/31	A-	2,500,000	2,707,575
Schuylkill Valley, School Dist. G.O. Bonds, Ser. A,
FGIC, 5s, 4/1/20	Aaa	1,015,000	1,090,841
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31
(Prerefunded)	AAA/P	1,500,000	1,728,795
Seneca Valley, School Dist. G.O. Bonds, FGIC, 5 1/8s,
1/1/23	Aaa	1,000,000	1,070,690
State Pub. School Bldg. Auth. Rev. Bonds (Richland
School Dist.), FGIC, 5s, 11/15/29 (Prerefunded)	AAA	5,000,000	5,437,050
Washington Cnty., Hosp. Auth. Rev. Bonds (WA Hosp.),
AMBAC, 5 1/2s, 7/1/17	Aaa	1,200,000	1,356,756
Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (Fisrt Mtge. AHF/Central), 7 3/4s, 1/1/29	B/P	275,000	287,493
West Cornwall, Tpk. Muni. Auth. Rev. Bonds
(Elizabethtown College), 6s, 12/15/27 (Prerefunded)	BBB+	1,500,000	1,662,345
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB	500,000	535,820
York Cnty., G.O. Bonds, AMBAC, 5s, 6/1/21	Aaa	1,000,000	1,056,060
York Cnty., Indl. Dev. Auth. 1st Mtge. Hlth. Fac. Rev.
Bonds (Rehab. Hosp. of York), 7 1/2s, 9/1/07
(Prerefunded)	AAA/P	215,000	219,109

York Cnty., Indl. Dev. Auth. Rev. Bonds (PSEG Power,
LLC), Ser. A, 5 1/2s, 9/1/20	Baa1	750,000	790,853
			156,951,275

Puerto Rico (7.9%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	1,710,000	1,759,197
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.)
MBIA, 5 3/4s, 7/1/26 (Prerefunded)	Aaa	2,500,000	2,686,375
Ser. A, 5 1/4s, 7/1/30	BBB	650,000	689,371
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B,
5s, 12/1/16	BBB	750,000	799,635
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
AA, 5s, 7/1/07	BBB+	1,000,000	1,008,570
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A,
FSA, 5 7/8s, 8/1/14 (Prerefunded)	Aaa	2,000,000	2,146,880
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. I, 5 1/4s, 7/1/29	BBB	1,000,000	1,048,910
PR Elec. Pwr. Auth. Rev. Bonds, Ser. KK, 5s, 7/1/10	A3	500,000	519,675
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,500,000	1,643,835
PR Muni. Fin. Agcy. G.O. Bonds, Ser. A, 5s, 8/1/11	BBB	750,000	781,703
PR Pub. Fin. Corp. Rev. Bonds (Cmnwlth.
Appropriation), Ser. A, 5 3/4s, 8/1/27	BBB-	500,000	538,090
			13,622,241

TOTAL INVESTMENTS

Total investments (cost $165,971,655) (b)			$170,573,516

FUTURES CONTRACTS OUTSTANDING at 8/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Short)	24	$2,577,000		$(10,197)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/06 (Unaudited)

			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Merrill Lynch Capital Services, Inc.
				3 month U.S. Bond Market
				Association Municipal
$4,300,000	(E)	11/22/16	4.1735%	Swap Index	$(111,724)

3,100,000	(E)	11/22/16	3 month USD-LIBOR-BBA	5.711%	99,293

Total					$(12,431)

(E) Certain interest rate swap contracts include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract

NOTES

(a) Percentages indicated are based on net assets of $172,962,420.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2006. Securities rated by Putnam are indicated by "/P". Securities rated by Fitch are indicated by "/F". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $165,922,885, resulting in gross unrealized appreciation and depreciation of $8,015,688 and $3,365,057, respectively, or net unrealized appreciation of $4,650,631.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2006.

The rates shown on VRDN and Mandatory Put Bonds, are the current interest rates at August 31, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than mandatory put bonds are the original maturity dates.

The fund had the following industry group concentrations greater than 10% at August 31, 2006 (as a percentage of net assets):

Utility & power	17.8%
Healthcare	11.8
Education	11.0

The fund had the following insurance concentrations greater than 10% at August 31, 2006 (as a percentage of net assets):

FSA	17.7%
MBIA	14.5
AMBAC	12.4
FGIC	11.4

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Pennsylvania Tax Exempt Income Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 26, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 26, 2006